Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Jun. 30, 2023	$ 812	$ 7,097,822	$ (64)	$ (681,647)	$ 6,416,923
Balance, shares at Jun. 30, 2023	8,120,000
Funds raised in IPO	$ 300	7,497,342			7,497,642
Funds raised in IPO, shares	3,000,000
Shares issued for conversion of debt	$ 409	3,599,591			3,600,000
Shares issued for conversion of debt, shares	4,090,909
Shares issued for conversion of debt	$ 489	819,599			820,088
Shares issued for conversion of debt, shares	4,892,727
Share issued for repurchase of warrants	$ 2	35			37
Share issued for repurchase of warrants, shares	19,750
Foreign currency translation adjustment			(13,673)		(13,673)
Net loss				(9,312,145)	(9,312,145)
Balance at Jun. 30, 2024	$ 2,012	19,014,389	(13,737)	(9,993,792)	9,008,872
Balance, shares at Jun. 30, 2024	20,123,386
Share issued for repurchase of warrants	$ 10	(9,548)			(9,538)
Share issued for repurchase of warrants, shares	100,398
Foreign currency translation adjustment			3,518		3,518
Net loss				(682,724)	(682,724)
Funds raised in Registered Direct Offering	$ 80	869,750			869,830
Funds raised in Registered Direct Offering, shares	796,813
Balance at Jun. 30, 2025	$ 2,102	$ 19,874,591	$ (10,219)	$ (10,676,516)	$ 9,189,958
Balance, shares at Jun. 30, 2025	21,020,597